Nationwide Risk-Based International Equity ETF
Schedule of Investments
November 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	AUSTRALIA - 4.4%
	Communication Services - 0.4%
236,548	Telstra Corporation, Ltd.	$535,102
	Consumer Discretionary - 0.3%
10,380	Wesfarmers, Ltd.	378,218
	Consumer Staples - 0.8%
36,454	Coles Group, Ltd.	479,739
18,370	Woolworths Group, Ltd.	500,558
		980,297
	Financials - 0.3%
6,662	ASX, Ltd.	378,524
	Health Care - 1.3%
2,336	Cochlear, Ltd.	379,404
1,756	CSL, Ltd.	384,782
6,949	Ramsay Health Care, Ltd.	322,839
16,486	Sonic Healthcare, Ltd.	400,145
		1,487,170
	Industrials - 0.4%
54,954	Brambles, Ltd.	443,801
	Materials - 0.9%
26,162	Fortescue Metals Group, Ltd.	351,428
17,063	Newcrest Mining, Ltd.	338,587
5,113	Rio Tinto, Ltd.	382,025
		1,072,040
		5,275,152
	AUSTRIA - 0.3%
	Utilities - 0.3%
4,934	Verbund AG	347,336
		347,336
	BELGIUM - 2.2%
	Consumer Staples - 0.8%
15,443	Etablissements Franz Colruyt NV	924,016
	Financials - 0.4%
1,608	Sofina SA	511,649
	Health Care - 0.3%
3,311	UCB SA	354,713
	Materials - 0.7%
3,528	Solvay SA	404,464
8,497	Umicore SA	381,866
		786,330
		2,576,708
	CHINA - 3.7%
	Energy - 0.6%
1,582,000	China Petroleum & Chemical Corporation - H-Shares	716,262
	Financials - 3.1%
2,430,000	Agricultural Bank of China, Ltd. - H-Shares	921,535
2,639,000	Bank of China, Ltd. - H-Shares	932,714
1,229,000	China Construction Bank Corporation - H-Shares	963,860
69,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	809,932
		3,628,041
		4,344,303
	CURACAO - 0.4%
	Financials - 0.4%
3,208	HAL Trust	455,117
		455,117
	CYPRUS - 0.3%
	Materials - 0.3%
17,343	Polymetal International plc	361,660
		361,660

	DENMARK - 3.7%
	Consumer Staples - 0.4%
3,113	Carlsberg AS - Series B	464,461
	Health Care - 2.0%
18,823	Ambu AS - Series B	632,525
5,719	Coloplast AS - Series B	856,218
920	Genmab AS (a)	353,954
7,990	Novo Nordisk AS - Series B	538,916
		2,381,613
	Materials - 0.9%
5,488	Chr Hansen Holding AS	533,233
9,008	Novozymes AS - Series B	516,666
		1,049,899
	Utilities - 0.4%
2,494	Orsted AS	450,503
		4,346,476
	FINLAND - 1.4%
	Energy - 0.3%
5,810	Neste Oyj	390,447
	Industrials - 0.4%
6,240	Kone Oyj - Series B	524,889
	Information Technology - 0.3%
73,060	Nokia Oyj	292,553
	Materials - 0.4%
12,844	UPM-Kymmene Oyj	424,354
		1,632,243
	FRANCE - 5.4%
	Communication Services - 1.1%
36,802	Orange SA	466,199
5,120	Ubisoft Entertainment SA (a)	488,616
12,848	Vivendi SA	386,986
		1,341,801
	Consumer Discretionary - 0.7%
2,559	EssilorLuxottica SA	371,462
440	Hermes International	430,221
		801,683
	Consumer Staples - 1.6%
29,167	Carrefour SA	479,034
6,788	Danone SA	437,333
1,134	L’Oreal SA	416,172
2,515	Pernod Ricard SA	481,351
		1,813,890
	Health Care - 0.7%
4,720	Sanofi	478,278
948	Sartorius Stedim Biotech	343,602
		821,880
	Industrials - 0.7%
9,772	Alstom SA	522,511
971	Teleperformance	324,294
		846,805
	Information Technology - 0.3%
1,973	Dassault Systemes SE	365,934
	Materials - 0.3%
2,258	Air Liquide SA	371,796
		6,363,789
	GERMANY - 7.2%
	Communication Services - 0.8%
22,069	Deutsche Telekom AG	399,020
6,537	Scout24 AG	501,235
		900,255
	Consumer Discretionary - 1.0%
3,367	Delivery Hero SE (a)	407,795
8,414	HelloFresh SE (a)	495,995
3,237	Zalando SE (a)	328,354
		1,232,144

	Consumer Staples - 0.4%
4,516	Beiersdorf AG	506,388
	Financials - 0.3%
1,947	Deutsche Boerse AG	325,478
	Health Care - 1.4%
5,704	Bayer AG	329,352
5,644	Fresenius Medical Care AG & Company KGaA	475,971
2,381	Merck KGaA	381,225
11,258	Siemens Healthineers AG	519,146
		1,705,694
	Industrials - 0.6%
5,055	Knorr-Bremse AG	648,700
	Information Technology - 0.9%
1,535	Bechtle AG	335,468
2,219	SAP SE	270,693
8,639	TeamViewer AG (a)	412,636
		1,018,797
	Materials - 0.4%
3,844	Symrise AG	482,811
	Real Estate - 1.2%
10,225	Deutsche Wohnen SE	514,198
3,732	LEG Immobilien AG	533,295
6,034	Vonovia SE	414,884
		1,462,377
	Utilities - 0.3%
30,836	E.ON SE	334,778
		8,617,422
	HONG KONG - 1.4%
	Industrials - 1.4%
30,200	Jardine Matheson Holdings, Ltd.	1,602,714
		1,602,714
	IRELAND - 1.7%
	Consumer Discretionary - 0.3%
1,776	Flutter Entertainment plc	324,950
	Consumer Staples - 0.9%
237	Glanbia plc	2,909
39,380	Glanbia plc	485,196
30	Kerry Group plc - Series A	4,177
3,980	Kerry Group plc - Series A	558,927
		1,051,209
	Industrials - 0.5%
3,804	DCC plc	288,560
82	Kingspan Group plc	7,165
3,824	Kingspan Group plc	334,608
		630,333
		2,006,492
	ITALY - 2.4%
	Financials - 0.7%
22,770	Assicurazioni Generali SpA	390,041
25,650	FinecoBank Banca Fineco SpA	403,015
		793,056
	Health Care - 0.5%
3,042	DiaSorin SpA	642,620
	Industrials - 0.3%
11,708	Prysmian SpA	384,160
	Utilities - 0.9%
34,462	Enel SpA	345,040
61,074	Snam SpA	343,586
48,909	Terna Rete Elettrica Nazionale SpA	366,943
		1,055,569
		2,875,405

	JAPAN - 37.0% (b)
	Communication Services - 5.1%
28,400	KDDI Corporation	812,304
63,300	Nexon Company, Ltd.	1,915,239
1,600	Nintendo Company, Ltd.	909,288
40,000	Nippon Telegraph & Telephone Corporation	945,577
114,200	Softbank Corporation	1,406,760
		5,989,168
	Consumer Discretionary - 4.6%
18,100	Bridgestone Corporation	632,524
4,000	Nitori Holdings Company, Ltd.	852,745
4,700	Oriental Land Company, Ltd.	800,724
32,200	Pan Pacific International Holdings Corporation	761,807
37,800	Sekisui House, Ltd.	680,780
4,600	Shimano, Inc.	1,091,383
7,200	Sony Corporation	670,044
		5,490,007
	Consumer Staples - 5.5%
19,300	Aeon Company, Ltd.	574,697
38,200	Ajinomoto Company, Inc.	798,802
44,400	Japan Tobacco, Inc.	902,689
8,600	Kao Corporation	643,958
30,800	Kirin Holdings Company, Ltd.	671,530
14,400	MEIJI Holdings Company, Ltd.	1,019,152
16,500	Seven & i Holdings Company, Ltd.	524,234
8,900	Shiseido Company, Ltd.	628,185
16,400	Unicharm Corporation	796,290
		6,559,537
	Energy - 0.5%
183,500	ENEOS Holdings, Inc.	630,877
	Financials - 2.6%
34,600	Japan Exchange Group, Inc.	857,244
92,000	Japan Post Holdings Company, Ltd.	681,740
27,500	MS&AD Insurance Group Holdings, Inc.	800,408
13,900	Tokio Marine Holdings, Inc.	691,834
		3,031,226
	Health Care - 6.0%
36,600	Astellas Pharma, Inc.	520,701
23,500	Chugai Pharmacuetical Company, Ltd.	1,136,745
20,000	Daiichi Sankyo Company, Ltd.	708,511
5,900	Eisai Company, Ltd.	446,256
5,300	Hoya Corporation	707,006
7,600	M3, Inc.	701,292
17,600	ONO Pharmaceutical Company, Ltd.	557,495
12,500	Shionogi & Company, Ltd.	670,463
6,100	Sysmex Corporation	639,396
14,000	Takeda Pharmaceutical Company, Ltd.	502,805
12,900	Terumo Corporation	513,031
		7,103,701
	Industrials - 6.4%
4,600	Central Japan Railway Company	586,718
4,700	Daifuku Company, Ltd.	545,385
3,100	Daikin Industries, Ltd.	703,539
11,200	East Japan Railway Company	696,865
24,500	ITOCHU Corporation	648,125
27,400	Kubota Corporation	544,059
27,500	Mitsubishi Corporation	641,645
25,400	Odakyu Electric Railway Company, Ltd.	770,952
6,800	Secom Company, Ltd.	677,880
37,100	SG Holdings Company, Ltd.	1,110,065
13,100	West Japan Railway Company	598,498
		7,523,731

	Information Technology - 4.3%
15,400	FUJIFILM Holdings Corporation	830,736
3,800	Fujitsu, Ltd.	528,593
1,200	Keyence Corporation	613,263
8,900	Murata Manufacturing Company, Ltd	779,171
9,600	NEC Corporation	518,322
3,100	Obic Company, Ltd.	697,741
17,500	Shimadzu Corporation	630,185
9,700	Trend Micro. Inc./Japan	527,442
		5,125,453
	Materials - 0.6%
6,000	Nippon Paint Holdings Company, Ltd.	769,311
	Utilities - 1.4%
63,000	Chubu Electric Power Company, Inc.	759,745
39,300	Tokyo Gas Company, Ltd.	883,614
		1,643,359
		43,866,370
	LUXEMBOURG - 0.4%
	Health Care - 0.4%
5,874	Eurofins Scientific SE	478,222
		478,222
	NETHERLANDS - 3.4%
	Consumer Discretionary - 0.3%
3,250	Just Eat Takeaway.com NV (a)	346,157
	Consumer Staples - 0.8%
4,124	Heineken NV	436,681
19,892	Koninklijke Ahold Delhaize NV	570,838
		1,007,519
	Health Care - 0.6%
1,054	Argenx SE (a)	301,582
7,304	Koninklijke Philips NV	378,839
		680,421
	Industrials - 0.4%
5,163	Wolters Kluwer NV	434,172
	Information Technology - 0.7%
223	Adyen NV (a)	427,338
817	ASML Holding NV	355,589
		782,927
	Materials - 0.6%
3,239	Akzo Nobel NV	345,062
2,398	Koninklijke DSM NV	393,844
		738,906
		3,990,102
	NORWAY - 1.0%
	Communication Services - 0.3%
22,988	Telenor ASA	393,100
	Consumer Staples - 0.7%
22,177	Mowi ASA	450,847
37,813	Orkla ASA	363,759
		814,606
		1,207,706
	PORTUGAL - 1.1%
	Consumer Staples - 0.4%
30,167	Jeronimo Martins SGPS SA	518,192
	Utilities - 0.7%
67,448	EDP - Energias de Portugal SA	360,484
166,569	REN - Redes Energeticas Nacionais SGPS SA	457,278
		817,762
		1,335,954

	SINGAPORE - 2.7%
	Communication Services - 0.6%
429,900	Singapore Telecommunications, Ltd.	766,934
	Financials - 1.6%
80,400	Oversea-Chinese Banking Corporation, Ltd.	604,935
102,800	Singapore Exchange, Ltd.	682,162
35,000	United Overseas Bank, Ltd.	588,079
		1,875,176
	Industrials - 0.5%
159,800	Keppel Corporation, Ltd.	604,752
		3,246,862
	SPAIN - 3.1%
	Communication Services - 0.7%
6,004	Cellnex Telecom SA	379,784
89,145	Telefonica SA	389,965
		769,749
	Consumer Discretionary - 0.3%
10,370	Industria de Diseno Textil SA	345,468
	Health Care - 0.4%
16,497	Grifols SA	468,677
	Utilities - 1.7%
20,782	EDP Renovaveis SA	441,504
11,604	Endesa SA	332,721
28,141	Iberdrola SA	385,265
16,466	Naturgy Energy Group SA	380,835
24,835	Red Electrica Corporation SA	509,041
		2,049,366
		3,633,260
	SWEDEN - 2.3%
	Consumer Staples - 0.4%
5,818	Swedish Match AB	470,081
	Financials - 0.8%
4,377	Investor AB - Series B	303,890
32,735	Svenska Handelsbanken AB - Series A	333,486
18,126	Swedbank AB - Series A	329,076
		966,452
	Industrials - 0.8%
12,652	Assa Abloy AB - Series B	302,029
6,100	Atlas Copco AB - Series A	308,362
20,507	Epiroc AB - Series A	341,793
		952,184
	Information Technology - 0.3%
29,642	Telefonaktiebolaget LM Ericsson - Series B	363,515
		2,752,232
	SWITZERLAND - 4.1%
	Communication Services - 0.4%
982	Swisscom AG	520,667
	Consumer Staples - 0.8%
5	Chocoladefabriken Lindt & Spruengli AG	446,261
4,794	Nestle SA	535,797
		982,058
	Health Care - 1.2%
666	Lonza Group AG	419,036
5,025	Novartis AG	456,652
1,585	Roche Holding AG	523,577
		1,399,265
	Industrials - 1.3%
636	Geberit AG	384,284
2,281	Schindler Holding AG	624,862
162	SGS SA	463,291
		1,472,437
	Materials - 0.4%
127	Givaudan SA	519,616
		4,894,043

	UNITED KINGDOM - 9.8%
	Communication Services - 1.1%
42,568	Auto Trader Group plc	318,589
252,542	BT Group plc	393,796
33,953	Rightmove plc	283,304
201,697	Vodafone Group plc	333,038
		1,328,727
	Consumer Discretionary - 0.5%
19,170	Ocado Group plc (a)	564,833
	Consumer Staples - 2.4%
11,245	Associated British Foods plc	316,765
10,676	British American Tobacco plc	376,206
9,143	Diageo plc	351,541
25,893	Imperial Brands plc	470,474
4,954	Reckitt Benckiser Group plc	435,453
157,480	Tesco plc	477,250
6,745	Unilever plc	411,612
		2,839,301
	Financials - 1.3%
12,586	Admiral Group plc	480,057
13,806	Hargreaves Lansdown plc	263,572
90,104	HSBC Holdings plc	467,036
2,885	London Stock Exchange Group plc	312,210
		1,522,875
	Health Care - 0.9%
3,616	AstraZeneca plc	376,787
21,071	GlaxoSmithKline plc	385,390
13,680	Smith & Nephew plc	265,002
		1,027,179
	Industrials - 1.7%
48,823	BAE Systems plc	328,511
11,062	Bunzl plc	348,383
3,848	Intertek Group plc	283,679
14,163	RELX plc	330,421
48,239	Rentokil Initial plc	320,267
2,736	Spirax-Sarco Engineering plc	406,725
		2,017,986
	Information Technology - 0.5%
10,080	Halma plc	298,212
35,830	Sage Group plc	289,399
		587,611
	Materials - 0.6%
5,018	Croda International plc	399,007
4,980	Rio Tinto plc	321,389
		720,396
	Utilities - 0.8%
26,682	National Grid plc	302,214
11,246	Severn Trent plc	358,682
29,875	United Utilities Group plc	359,119
		1,020,015
		11,628,923
	TOTAL COMMON STOCKS (Cost $102,181,356)	117,838,491

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
108,223	Invesco Government & Agency Portfolio - Institutional Class, 0.01% (c)	108,223
	TOTAL SHORT-TERM INVESTMENTS (Cost $108,223)	108,223

	Total Investments (Cost $102,289,579) - 99.5%	117,946,714
	Other Assets in Excess of Liabilities - 0.5%	547,326
	TOTAL NET ASSETS - 100.0%	$118,494,040

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b)
To the extent the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or regions.

	(c) Rate shown is the annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value Cochlear, Ltd. hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Nationwide Risk-Based International Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,838,491	$-	$-	$117,838,491
Short-Term Investments	108,223	-	-	108,223
Total Investments in Securities	$117,946,714	$-	$-	$117,946,714

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2020, the Fund did not recognize any transfers to or from Level 3.